Note 2 - Revenues - Revenues by Product 10K (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 209,594	$ 273,095	$ 535,328	$ 493,921	$ 1,007,198	$ 1,011,477
Trappsol Cyclo [Member]
Revenues			30,096	25,971	103,596	166,596
Trappsol HPB [Member]
Revenues	151,188	135,878	366,150	206,746	481,379	484,101
Trappsol Fine Chemical [Member]
Revenues	55,631	39,100	133,740	104,952	265,947	233,910
Aquaplex [Member]
Revenues	928	97,130	928	149,690	149,878	116,806
Product and Service, Other [Member]
Revenues	$ 1,847	$ 987	$ 4,414	$ 6,562	$ 6,398	$ 10,064